Federated Intercontinental Fund
A Portfolio of Federated Equity Funds
CLASS A SHARES (TICKER RIMAX)
CLASS B SHARES (TICKER ICFBX)
CLASS C SHARES (TICKER ICFFX)
CLASS R SHARES (TICKER ICFKX)
INSTITUTIONAL SHARES (TICKER ICFIX)

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2013
“Effective on August 8, 2013, the Fund will offer Class R6 Shares by separate Prospectus. Contact your financial intermediary or call 1-800-341-7400 for more information concerning Class R6 Shares.”
August 5, 2013
Federated InterContinental Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451830 (8/13)